FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT	FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT
25.1 Financial risk management objectives and policies
Based on the Group’s activities and as a result of holding financial instruments, the group is exposed to various financial risks. The main types of risks are market risk, credit risk and liquidity risk.
The Group’s financial assets and liabilities by category are summarized in Note 9.
The Group’s risk management is coordinated at its headquarters, in close cooperation with the Board of Directors, and focuses on actively securing the Group’s short to medium-term cash flows by minimizing the exposure to financial markets.
The Group does not actively engage in the trading of financial assets for speculative purposes nor does it write options. The most significant financial risks to which the Group is exposed are described below.
25.2 Market risk
The Group’s financial instruments expose it to market risks, in particular, currency risk and interest rate risk, resulting from its operating, investing and financing activities:
Foreign currency
In 2023 and 2022, the majority of the Group’s transactions are in Canadian dollars in its Canadian entities and in US dollars in its US entities. Currency risk results from the Group’s sales denominated in foreign currency which are primarily in US dollars and purchases which are in US dollars, Euro and British pound for the Canadian entities and purchases made in Canadian dollars or Euros for the US entities.
The Group is exposed to currency risk due to cash, trade and other receivables, trade and other payables and long-term debt and other debts denominated in foreign currencies.
Foreign currency denominated financial assets and liabilities which expose the Group to currency risk are disclosed below. The amounts shown are those reported to key management, in US dollars:

	December 31, 2023		December 31, 2022
	Assets	Liabilities	Assets	Liabilities
	$	$	$	$
Cash	2,334,652	—	34,192,889	—
Trade and other payables	—	3,074,771	—	6,094,084
Long-term debt and other debts	—	119,019,843	—	35,000,000
	2,334,652	122,094,614	34,192,889	41,094,084
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25.2 Market risk (continued)
Foreign currency (continued)
The impact on comprehensive loss and shareholders’ equity of a 10% increase or decrease in foreign currencies on the Group’s financial instruments based on balances at December 31, 2023 would be approximately $11,735,536 ($718,280 as at December 31, 2022).
Interest rate sensitivity
The Group is exposed to interest rate risk with respect to financial assets and liabilities bearing fixed and variable interest rates. Some long-term debts and other debts bear interest at a fixed rate and the Group is, therefore, exposed to the risk of changes in fair value resulting from interest rate fluctuations.
Some long-term debts and other debts bear interest at variable rates and the Group is, therefore, exposed to the cash flow risks resulting from interest rate fluctuations. The Group analyzes its cash flow exposure and interest fluctuations on an ongoing basis.
Based on balances as at December 31, 2023, sensitivity to a plus or minus 1% change in interest rates would affect the profit or loss and equity by $2,250,000 (approximately $1,107,000 as at December 31, 2022).
25.3 Credit risk analysis
Credit risk is the risk that a counterparty fails to discharge an obligation to the Group. The Group is exposed to this risk for various financial instruments, for example by granting receivables to customers. The Group’s maximum exposure to credit risk is limited to the carrying amount of financial assets recognized on the consolidated statements of financial position.
The Group continuously monitors defaults of customers and other counterparties, identified either individually or by group, and incorporates this information into its credit risk controls. Where available at reasonable cost, external credit ratings and/or reports on customers and other counterparties are obtained and used. The Group’s policy is to deal only with creditworthy counterparties.
The Group’s management considers that all the financial assets that are not impaired or past due for each of the reporting dates presented are of good credit quality. The Group has never experienced any significant credit losses. Consequently, credit risk is not considered material. The Group considers the credit risk not material considering the current and forwarding looking macroeconomic factors affecting the customer’s ability to settle the amount outstanding and that the Group has never experienced any significant credit losses.

25.4 Liquidity risk analysis
In the normal course of business, the Group enters into contractual obligations that will require the Group to disburse cash over future periods. Liquidity risk is that the Group might be unable to meet its contractual obligations.
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25.4 Liquidity risk analysis (continued)
The Group’s liquidity and operating results may be adversely affected if the Group’s access to the equity market is hindered, whether as a result of a downturn in the economic conditions generally or related to matters specific to the Group. Over the years, the Group generated cash flows from its financing activities and from its sales. The Group mitigates liquidity risk through the implementation of its capital management policy by managing its capital expenditures, forecast, budget and operational cash flows, and by maintaining adequate lines of credit, if needed.
All commitments have been reflected in the Group’s consolidated statements of financial position except for purchase obligations, which are included in the table of contractual obligations below.
The following tables set forth the maturity of the Group’s contractual obligations (including interest payments where applicable) as at December 31, 2023 and as at December 31, 2022:

	December 31, 2023
	Carrying amount		Undiscounted contractual cash flows	Less than 1 year		Between 1 and 3 years		Between 4 and 5 years		More than 5 years
	$		$	$		$		$		$
Trade and other payables	71,856,894		71,856,894	71,856,894		—		—		—
Long-term debt and other debts	224,942,365		322,891,324	37,571,684		85,120,218		154,644,192		45,555,230
Purchase and other obligations	—	—	72,781,793	58,681,793	—	14,100,000	—	—	—	—
Lease obligations	91,956,586		133,666,965	12,902,616		23,300,865		25,084,501		72,378,983
Total contractual obligations	388,755,845		601,196,976	181,012,987		122,521,083		179,728,693		117,934,213
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25.4 Liquidity risk analysis (continued)

	December 31, 2022
	Carrying amount		Undiscounted contractual cash flows	Less than 1 year		Between 1 and 3 years		Between 4 and 5 years		More than 5 years
	$		$	$		$		$		$
Trade and other payables	62,383,813		62,383,813	62,383,813		—		—		—
Long-term debt and other debts	110,673,348		118,341,134	2,450,141		96,150,078		—		19,740,915
Purchase and other obligations	—	—	149,591,363	70,523,901	—	75,154,748	—	3,439,748	—	472,966
Lease obligations	63,520,215		89,985,860	8,320,131		15,454,284		16,693,337		49,518,108
Total contractual obligations	236,577,376		420,302,170	143,677,986		186,759,110		20,133,085		69,731,989

25.5 Capital management
The Group’s capital management objectives are to:
•Ensure the Group’s ability to continue as a going concern;
•Provide an adequate return to shareholders;
~~•~~Maintain an optimal capital structure which allows financing options to the Group to complete its projects.
The Group’s capital comprises total shareholders’ equity, cash/bank overdraft, credit facilities, long-term debt, convertible debt instruments and common shares retractable, as presented on the face of the consolidated statements of financial position.
As part of the management of its capital structure, the Group factors in the economic value of the stock option, restricted share units and deferred share units (Note 16).
The Group sets the amount of capital in proportion to its overall financing structure, i.e. equity and financial liabilities. The Group manages the capital structure and makes adjustments to it in the light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust the capital structure, the Group may issue new shares or debt, repurchase shares or sell assets to reduce debt.
The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Group’s management team to sustain the future development of the business.
25 - FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT (CONTINUED)
25.5 Capital management (continued)
The amounts managed as capital by the Group for the reporting years under review are summarized as follows:

	December 31, 2023	December 31, 2022
	$	$
Long-term debt and other debts	224,942,365	110,673,348
Less: Cash	29,892,966	88,266,985
Total net indebtedness	195,049,399	22,406,363

Shareholders’ equity	358,913,991	437,116,773
Warrants issued as part of the business combination transaction, December 2022 Offering and 2023 Debenture Financing	27,684,412	21,071,294
Total net indebtedness	195,049,399	22,406,363
Total capitalization	581,647,802	480,594,430

Total net indebtedness to total capitalization ratio	34%	5%
As at December 31, 2023, the Company was in compliance with all of its obligations under the terms of its banking agreements (Note 12). Management reviews its capital management approach on an ongoing basis and believes that this approach is appropriate given the relative size of the Group. There were no changes in the Company’s approach to capital management during the years ended December 31, 2023 and 2022.